Hartford High Yield ETF Investment Strategy - Hartford High Yield ETF	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	The Fund normally invests at least 80%, and may invest up to 100%, of its assets in non-investment grade debt securities (also referred to as “junk bonds”). In seeking to achieve the Fund’s investment objective, the sub-adviser, Wellington Management Company LLP (“Wellington Management”), invests in specific issuers and securities that it considers to be attractive for providing current income as well as total return. The Fund may invest in various types of debt securities, but primarily invests in corporate bonds. The Fund may invest up to 30% of its net assets in securities of foreign issuers, including non-dollar securities. Wellington Management generally seeks to hedge any foreign currency exposure back to U.S. dollars. The Fund may invest in bonds of any maturity or duration. The Fund may make use of derivative investments, including futures and options, swap transactions, forwards and foreign currency transactions to manage risk (including mitigating the effects of foreign currency fluctuations), to replicate securities the Fund could buy that are not currently available in the market, to manage liquidity, or for other investment purposes. The Fund may invest in certain restricted securities, such as securities that are only eligible for resale pursuant to Rule 144A, and securities of U.S. and non-U.S. issuers that are issued pursuant to Regulation S.As part of the portfolio construction process, Wellington Management combines its top-down strategy with its bottom-up fundamental research. As part of this process, Wellington Management focuses on risk management; analysis of the business cycle; and sector and quality positioning. Wellington Management believes that opportunities arise when there are inefficiencies in the high yield market. To seek to take advantage of such inefficiencies, Wellington Management seeks to identify mispriced securities as part of the investment process.Non-investment grade securities are securities rated “Ba” or lower by Moody’s Ratings, “BB” or lower by S&P Global Ratings or “BB” or lower by Fitch Ratings, Inc., or securities which, if unrated, are determined by Wellington Management to be of comparable quality. Debt securities include fixed income securities of any type, including but not limited to, corporate debt (including bonds), bank loans, loan participation interests, government debt, and other securities that have debt-like characteristics, such as certain convertible bonds and preferred securities. Debt securities may pay fixed, variable or floating interest rates. The Fund may invest up to 20% of its net assets in bank loans and loan participation interests. The Fund may invest up to 15% of its net assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities. The Fund may not always remain fully invested. For instance, when Wellington Management believes that market conditions are unfavorable for profitable investing or when it is otherwise unable to locate attractive investment opportunities, the Fund’s cash or cash equivalents may increase.